Current Liabilites - Lease Liabilities - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease liabilities [abstract]
Lease liabilities term	Jul. 14, 2025
Incremental borrowing rate	3.00%
Lease liabilities renewal term	0 years	0 years